DUE FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2020
DUE FROM RELATED PARTIES
5- DUE FROM RELATED PARTIES

Due from related parties consisted of:

	December 31,	December 31,
	2020	2019
Beijing Zhenhuikang Biotechnology Co., Ltd (“Zhenhuikang”) (1)	$404,288	$399,251
Yubo Global Biotechnology (Chengdu) Co., Ltd. (2)	25,360	-
Total Due From Related Parties	$429,648	$399,251

(1)	Zhenhuikang is controlled by Zhenxigu.

(2)	Yubo Global Biotechnology (Chengdu) Co., Ltd. is controlled by Mr. Jun Wang.

The due from related parties receivables are noninterest bearing and are due on demand.